CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Fair value adjustments on marketable securities, tax expense (benefit)	$ 0	$ 0	$ 0
Actuarial (losses)/gains from defined benefit plans, tax expense (benefit)	(11,000,000)	2,000,000	26,000,000
Fair value adjustments on equity securities, tax expense (benefit)	$ (5,000,000)	$ 0	$ 0